Revenue - Stream and royalty interest revenues earned from mineral interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Revenue from streams	$ 309,109	$ 205,569
Revenues from royalties	79,595	62,050
Revenue from contracts with customers	388,704	267,619
Revenue - other	0	1,372
Total revenues	$ 388,704	$ 268,991
One Financial Institution
Revenue
Percentage of Company's revenue	85.00%	64.00%
Northparkes
Revenue
Revenue from streams	$ 109,653	$ 64,636
Cerro Lindo
Revenue
Revenue from streams	92,601	69,876
Buritica
Revenue
Revenue from streams	21,808	16,352
El Mochito
Revenue
Revenue from streams	19,727	274
Impala Bafokeng
Revenue
Revenue from streams	18,583	13,998
Auramet
Revenue
Revenue from streams	17,844	11,919
Bonikro
Revenue
Revenue from streams	10,759	7,335
Agbaou
Revenue
Revenue from streams	9,457	4,731
Revenues from royalties	6,750	2,975
La Colorada
Revenue
Revenue from streams	4,516	3,344
ATO
Revenue
Revenue from streams	2,690	10,706
Other
Revenue
Revenue from streams	1,471	2,398
Revenues from royalties	5,905	6,787
Beta Hunt
Revenue
Revenues from royalties	17,710	11,605
Fosterville
Revenue
Revenues from royalties	11,411	9,907
Young-Davidson
Revenue
Revenues from royalties	8,384	6,397
Camino Rojo
Revenue
Revenues from royalties	7,706	6,732
Florida Canyon
Revenue
Revenues from royalties	7,125	4,959
Kensington
Revenue
Revenues from royalties	4,484	6,715
Stawell
Revenue
Revenues from royalties	4,062	3,337
Henty
Revenue
Revenues from royalties	3,191	1,639
Eagle River
Revenue
Revenues from royalties	1,868	997
Minera Florida
Revenue
Revenues from royalties	$ 999	$ 0